Regulatory tax - Additional Information (Detail) - USD ($) $ in Millions					3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 01, 2021	Jan. 01, 2020	Sep. 02, 2018	Jan. 01, 2018	Apr. 03, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Income tax rate				35.00%	30.00%	30.00%		30.00%	30.00%	35.00%
Dividend withholding tax rate								7.00%
Export duty rate			0.00%					15.00%
Deductible interest								$ 20
Argentina [member]
Statement [Line Items]
Income tax rate								30.00%
Argentina [member] | PAIS [Member]
Statement [Line Items]
Tax term								5 years
Mexico [member]
Statement [Line Items]
Income tax rate								30.00%
Services or Commerce sectors [Member] | Private Sector Employers [Member]
Statement [Line Items]
Social security tax rate								20.40%
Other Sector [Member] | Private Sector Employers [Member]
Statement [Line Items]
Social security tax rate								18.00%
Definitive Imports for Consumption [Member]
Statement [Line Items]
Statistical rate								2.50%
Definitive Imports for Consumption [Member] | Changes in tax rates or tax laws enacted or announced [member]
Statement [Line Items]
Statistical rate							3.00%
Capital Goods Imports for Production [Member] | Changes in tax rates or tax laws enacted or announced [member]
Statement [Line Items]
Statistical rate							0.00%
Forecast [Member]
Statement [Line Items]
Income tax rate	30.00%	25.00%
Dividend withholding tax rate	7.00%	13.00%